Advances for Vessels Acquisitions (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Jun. 30, 2014 Nine Newbuilding Vessels	Dec. 31, 2013 Nine Newbuilding Vessels
Vessels [Line Items]
Pre-delivery Yard installments	$ 74,267	$ 827		$ 66,780	$ 66,780
Bareboat capital leases - upfront hire & handling fees				12,012	0
Capitalized interest and finance costs				1,885	633
Other capitalized costs (Note 3)				1,117	519
Total	$ 81,794		$ 67,932	$ 81,794	$ 67,932